Deferred Tax Balances - Summary of Composition of Net Deferred Tax Assets and Liabilities and Deferred Tax Expense Charged/(Credited) to Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 67	$ 56
Deferred tax liabilities	3,332	4,299
Charged/(credited) to the income statement	(988)	387	$ 125
Depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(756)	(629)
Deferred tax liabilities	5,221	6,259
Charged/(credited) to the income statement	(894)	452	554
Exploration expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14	11
Deferred tax liabilities		(1)
Charged/(credited) to the income statement	(2)	(2)	13
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23	27
Deferred tax liabilities	(407)	(425)
Charged/(credited) to the income statement	6	(94)	20
Closure and rehabilitations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	155	143
Deferred tax liabilities	(1,770)	(1,753)
Charged/(credited) to the income statement	(29)	(296)	24
Resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charged/(credited) to the income statement			(129)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	55	64
Deferred tax liabilities	(196)	(210)
Charged/(credited) to the income statement	23	4	49
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		14
Deferred tax liabilities	(23)
Charged/(credited) to the income statement	(9)	37	(31)
Deferred charges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(55)	(82)
Deferred tax liabilities	522	644
Charged/(credited) to the income statement	(148)	85	7
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	274	225
Deferred tax liabilities	411	370
Charged/(credited) to the income statement	(6)	(54)	(298)
Foreign exchange gains and losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(9)	(14)
Deferred tax liabilities	80	190
Charged/(credited) to the income statement	(115)	42	33
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	364	276
Deferred tax liabilities	(84)	(214)
Charged/(credited) to the income statement	40	37	28
Lease liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9	18
Deferred tax liabilities	(730)	(767)
Charged/(credited) to the income statement	45	(83)	(10)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(7)	3
Deferred tax liabilities	308	206
Charged/(credited) to the income statement	$ 101	$ 259	$ (135)